Summary of Changes to Investment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022
Disclosure of associates [abstract]
Beginning Balance	$ 1,429	$ 1,459	$ 0
Acquisition of Golden Valley	1	172	1,360
Addition			409
Share of gain (loss) in associate			(296)
Dilution gain		12	100
Translation gain	29	38	(144)
Ending Balance	$ 1,459	$ 1,681	$ 1,429